Schedule of Investments (unaudited) September 30, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.9%
Johnson Controls International PLC(a)	218,259	$14,859,073
Kingspan Group PLC	94,115	9,387,904
Trane Technologies PLC(a)	64,300	11,101,395

		35,348,372

Chemicals — 4.3%
Air Liquide SA	39,067	6,256,973
LG Chem Ltd.	4,150	2,691,566
Linde PLC(b)	25,478	7,492,531
Sika AG, Registered Shares	16,890	5,340,162

		21,781,232

Commercial Services & Supplies(a) — 4.9%
Waste Connections, Inc.	80,100	10,086,993
Waste Management, Inc.	99,450	14,853,852

		24,940,845

Construction & Engineering — 4.2%
Quanta Services, Inc.(a)	66,810	7,604,314
Vinci SA	132,700	13,801,967

		21,406,281

Electric Utilities — 26.8%
American Electric Power Co., Inc.(a)	125,150	10,159,677
Duke Energy Corp.(a)	118,818	11,595,449
Edison International(a)	127,400	7,066,878
EDP - Energias de Portugal SA	1,410,350	7,408,733
Enel SpA	3,174,425	24,364,401
Exelon Corp.(a)	150,508	7,275,557
FirstEnergy Corp.(a)	191,550	6,823,011
Iberdrola SA	1,405,125	14,136,158
Neoenergia SA	1,423,250	4,001,278
NextEra Energy, Inc.(a)(c)	497,480	39,062,130
Xcel Energy, Inc.(a)	82,990	5,186,875

		137,080,147

Electrical Equipment — 9.6%
Ballard Power Systems, Inc.(b)	176,813	2,484,223
Eaton Corp. PLC(a)	50,190	7,493,869
Prysmian SpA	175,150	6,117,726
Schneider Electric SE	75,232	12,530,180
Sunrun, Inc.(a)(b)	62,150	2,734,600
Vestas Wind Systems A/S	318,700	12,782,749
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,274,400	4,782,646

		48,925,993

Electronic Equipment, Instruments & Components — 2.2%
Hexagon AB, B Shares	310,150	4,797,398
Rogers Corp.(a)(b)	21,246	3,961,954
Samsung SDI Co. Ltd.	4,650	2,774,747

		11,534,099

Independent Power and Renewable Electricity Producers — 7.9%
AES Corp.(a)	380,740	8,692,294
China Longyuan Power Group Corp. Ltd., Class H	3,129,000	7,677,962
EDP Renovaveis SA.	450,792	11,184,986
Renew Energy Global PLC, (Acquired 08/20/21, Cost: $6,610,000)(d)	661,000	6,364,215
Scatec ASA(e)	199,550	3,709,248
Sunnova Energy International, Inc.(a)(b)	87,450	2,880,603

		40,509,308

Security	Shares	Value

Machinery — 4.1%
Atlas Copco AB, B Shares	250,500	$12,732,064
Ingersoll Rand, Inc.(a)(b)	162,400	8,186,584

		20,918,648

Multi-Utilities — 15.3%
CMS Energy Corp.(a)	174,760	10,438,415
Dominion Energy, Inc.(a)(c)	177,648	12,971,857
National Grid PLC	966,224	11,513,251
NiSource, Inc.	224,850	5,448,115
Public Service Enterprise Group, Inc.(a)	193,392	11,777,573
RWE AG	450,950	15,904,271
Sempra Energy(a)	79,250	10,025,125

		78,078,607

Oil, Gas & Consumable Fuels — 8.1%
Enterprise Products Partners LP(a)	240,563	5,205,783
Kinder Morgan, Inc.(a)	632,650	10,584,235
TC Energy Corp.	260,750	12,549,597
Williams Cos., Inc.(a)	497,255	12,898,795

		41,238,410

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.(a)	29,624	4,961,428
Canadian Solar, Inc.(b)	80,790	2,794,526
First Solar, Inc.(a)(b)	30,384	2,900,457
Infineon Technologies AG	119,950	4,905,735
ON Semiconductor Corp.(a)(b)	106,830	4,889,609

		20,451,755

Total Long-Term Investments — 98.3% (Cost: $344,334,064)		502,213,697

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)	7,976,573	7,976,573

Total Short-Term Securities — 1.6% (Cost: $7,976,573)		7,976,573

Total Investments Before Options Written — 99.9% (Cost: $352,310,637)		510,190,270

Options Written — (0.4)%
(Premiums Received: $(4,056,418))		(1,829,240)

Total Investments, Net of Options Written — 99.5% (Cost: $348,254,219)		508,361,030

Other Assets Less Liabilities — 0.5%		2,467,624

Net Assets — 100.0%		$510,828,654

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,364,215, representing 1.3% of its net assets as of period end, and an original cost of $6,610,000.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,385,590	$—	$(409,017	)(a)	$—	$—	$7,976,573	7,976,573	$907		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(17	)(a)	17	—	—	—	12,661	(c)	—

					$17	$—	$7,976,573		$13,568		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
First Solar, Inc.	80	10/01/21	USD	102.00	USD	764	$(720)
Xcel Energy, Inc.	160	10/07/21	USD	71.00	USD	1,000	—
First Solar, Inc.	36	10/08/21	USD	99.00	USD	344	(3,798)
Kinder Morgan, Inc.	533	10/08/21	USD	16.50	USD	892	(22,386)
AES Corp.	825	10/15/21	USD	25.09	USD	1,883	(2,751)
American Electric Power Co., Inc.	418	10/15/21	USD	90.00	USD	3,393	(2,090)
CMS Energy Corp.	340	10/15/21	USD	65.00	USD	2,031	(13,600)
Dominion Energy, Inc.	338	10/15/21	USD	80.00	USD	2,468	(3,380)
Duke Energy Corp.	228	10/15/21	USD	110.00	USD	2,225	(1,710)
Edison International	258	10/15/21	USD	60.00	USD	1,431	(1,935)
Enterprise Products Partners LP	40	10/15/21	USD	23.00	USD	87	(240)
Exelon Corp.	263	10/15/21	USD	48.00	USD	1,271	(28,272)
Exelon Corp.	20	10/15/21	USD	50.00	USD	97	(500)
FirstEnergy Corp.	648	10/15/21	USD	39.00	USD	2,308	(6,480)
Ingersoll Rand, Inc.	560	10/15/21	USD	55.00	USD	2,823	(9,800)
Kinder Morgan, Inc.	300	10/15/21	USD	16.70	USD	502	(11,384)
Public Service Enterprise Group, Inc.	444	10/15/21	USD	65.00	USD	2,704	(4,440)
Rogers Corp.	37	10/15/21	USD	200.00	USD	690	(6,198)
Sempra Energy	167	10/15/21	USD	135.00	USD	2,113	(3,340)
Sunnova Energy International, Inc.	153	10/15/21	USD	35.00	USD	504	(14,535)
Sunrun, Inc.	104	10/15/21	USD	47.12	USD	458	(9,865)
Trane Technologies PLC	145	10/15/21	USD	200.00	USD	2,503	(10,875)
Waste Connections, Inc.	184	10/15/21	USD	130.00	USD	2,317	(9,660)
Waste Management, Inc.	173	10/15/21	USD	154.00	USD	2,584	(12,989)
Williams Cos., Inc.	634	10/15/21	USD	25.00	USD	1,645	(74,495)
Edison International	186	10/20/21	USD	59.84	USD	1,032	(2,916)
ON Semiconductor Corp.	321	10/22/21	USD	48.00	USD	1,469	(27,285)
Dominion Energy, Inc.	270	10/27/21	USD	78.50	USD	1,972	(4,510)
Eaton Corp. PLC	103	10/29/21	USD	160.00	USD	1,538	(14,163)
Edison International	258	10/29/21	USD	60.15	USD	1,431	(3,303)
Johnson Controls International PLC	381	10/29/21	USD	75.00	USD	2,594	(13,335)
Kinder Morgan, Inc.	834	10/29/21	USD	16.50	USD	1,395	(55,878)
Waste Connections, Inc.	112	11/01/21	USD	132.75	USD	1,410	(6,190)
Exelon Corp.	528	11/02/21	USD	51.36	USD	2,552	(17,540)
Public Service Enterprise Group, Inc.	232	11/03/21	USD	63.00	USD	1,413	(14,476)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Xcel Energy, Inc.	125	11/03/21	USD	68.50	USD	781	$(1,028)
Enterprise Products Partners LP	250	11/04/21	USD	23.25	USD	541	(2,374)
Johnson Controls International PLC	381	11/05/21	USD	75.00	USD	2,594	(22,860)
Kinder Morgan, Inc.	291	11/05/21	USD	17.50	USD	487	(6,693)
ON Semiconductor Corp.	53	11/05/21	USD	51.00	USD	243	(4,638)
Williams Cos., Inc.	746	11/05/21	USD	26.00	USD	1,935	(67,140)
CMS Energy Corp.	251	11/12/21	USD	64.45	USD	1,499	(4,854)
Enterprise Products Partners LP	265	11/12/21	USD	22.01	USD	573	(10,873)
Kinder Morgan, Inc.	256	11/12/21	USD	17.00	USD	428	(13,568)
Williams Cos., Inc.	360	11/12/21	USD	26.35	USD	934	(26,466)
AES Corp.	437	11/19/21	USD	26.00	USD	998	(6,555)
American Electric Power Co., Inc.	20	11/19/21	USD	85.00	USD	162	(1,600)
Analog Devices, Inc.	91	11/19/21	USD	180.00	USD	1,524	(17,517)
Duke Energy Corp.	179	11/19/21	USD	104.50	USD	1,747	(10,192)
Eaton Corp. PLC	65	11/19/21	USD	165.00	USD	971	(4,875)
Enterprise Products Partners LP	265	11/19/21	USD	22.00	USD	573	(13,913)
NextEra Energy, Inc.	851	11/19/21	USD	82.50	USD	6,682	(95,312)
Quanta Services, Inc.	168	11/19/21	USD	115.00	USD	1,912	(89,040)
Rogers Corp.	37	11/19/21	USD	200.00	USD	690	(24,420)
Sunrun, Inc.	113	11/19/21	USD	55.00	USD	497	(12,430)
TC Energy Corp.	494	11/19/21	CAD	64.00	CAD	3,011	(20,281)
Trane Technologies PLC	80	11/19/21	USD	190.50	USD	1,381	(18,010)
Waste Management, Inc.	182	11/19/21	USD	155.00	USD	2,718	(38,675)
Quanta Services, Inc.	65	11/29/21	USD	116.50	USD	740	(34,150)
TC Energy Corp.	418	12/17/21	CAD	64.00	CAD	2,548	(27,061)

							$(989,564)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ballard Power Systems, Inc.	Citibank N.A.	28,700	10/05/21	USD	16.16	USD	403	$(130)
EDP Renovaveis SA	Goldman Sachs International	81,900	10/05/21	EUR	21.49	EUR	1,754	(27,800)
Prysmian SpA	Goldman Sachs International	63,100	10/05/21	EUR	32.68	EUR	1,913	(7)
Schneider Electric SE	Morgan Stanley & Co. International PLC	17,100	10/05/21	EUR	156.33	EUR	2,461	(185)
Vestas Wind Systems	Goldman Sachs International	37,800	10/05/21	DKK	247.23	DKK	9,734	(69,624)
Enel SpA	Goldman Sachs International	490,100	10/07/21	EUR	8.01	EUR	3,260	(283)
Iberdrola SA	Credit Suisse International	239,800	10/07/21	EUR	10.66	EUR	2,082	(110)
Infineon Technologies AG	Goldman Sachs International	25,600	10/07/21	EUR	34.72	EUR	909	(33,292)
Kingspan Group PLC	UBS AG	33,000	10/07/21	EUR	96.94	EUR	2,838	(20)
EDP-Energias De Portugal SA	Goldman Sachs International	208,000	10/08/21	EUR	4.62	EUR	943	(7,700)
Ballard Power Systems, Inc.	Citibank N.A.	28,700	10/12/21	USD	16.16	USD	403	(1,554)
Vinci SA	Morgan Stanley & Co. International PLC	27,200	10/12/21	EUR	93.93	EUR	2,452	(12,236)
Hexagon AB, B Shares	Credit Suisse International	53,500	10/14/21	SEK	152.81	SEK	7,273	(3,286)
Linde PLC	Goldman Sachs International	3,900	10/14/21	EUR	266.00	EUR	999	(1,382)
RWE AG	Credit Suisse International	30,100	10/14/21	EUR	34.18	EUR	920	(354)
Sika AG	UBS AG	3,400	10/14/21	CHF	336.94	CHF	1,009	(1,013)
Analog Devices, Inc.	Morgan Stanley & Co. LLC	9,100	10/15/21	USD	105.00	USD	1,524	(29,575)
National Grid PLC	Goldman Sachs International	142,500	10/15/21	GBP	9.76	GBP	1,261	(341)
Xinjiang Goldwind Science And Technology Ltd.	Société Générale	400,000	10/15/21	HKD	14.71	HKD	6,560	(102,647)
Enel SpA	Credit Suisse International	277,000	10/19/21	EUR	7.75	EUR	1,842	(133)
NextEra Energy, Inc.	Barclays Bank PLC	89,000	10/19/21	USD	84.27	USD	6,988	(25,352)
Scatec Solar	Goldman Sachs International	40,000	10/19/21	NOK	201.84	NOK	6,526	(417)
Neoenergia SA	Citibank N.A.	249,100	10/20/21	USD	16.94	USD	3,814	(177)
Atlas Copco AB, B Shares	Credit Suisse International	33,800	10/26/21	SEK	499.49	SEK	15,159	(574)
Iberdrola SA	UBS AG	243,000	10/26/21	EUR	10.62	EUR	2,110	(75)
Infineon Technologies AG	UBS AG	18,500	10/26/21	EUR	37.32	EUR	657	(14,139)
RWE AG	Credit Suisse International	40,500	10/26/21	EUR	33.71	EUR	1,237	(2,824)

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Samsung Sdi Ltd.	UBS AG	1,600	10/26/21	KRW	800,800.00	KRW	1,148,800	$(2,739)
Vestas Wind Systems	Morgan Stanley & Co. International PLC	90,700	10/26/21	DKK	260.07	DKK	23,355	(147,364)
Sunnova Energy International, Inc.	Barclays Bank PLC	15,300	10/27/21	USD	37.16	USD	504	(13,413)
Air Liquide SA	Morgan Stanley & Co. International PLC	11,600	10/29/21	EUR	152.55	EUR	1,608	(2,293)
Atlas Copco AB, B Shares.	Goldman Sachs International	57,500	10/29/21	SEK	512.04	SEK	25,789	(415)
EDP Renovaveis SA	Credit Suisse International	41,400	10/29/21	EUR	22.60	EUR	887	(16,927)
EDP-Energias De Portugal SA	Goldman Sachs International	279,300	10/29/21	EUR	4.81	EUR	1,267	(10,984)
Schneider Electric SE	Goldman Sachs International	9,300	10/29/21	EUR	157.59	EUR	1,338	(5,925)
LG Chem Ltd.	UBS AG	1,400	11/02/21	KRW	759,647.11	KRW	1,086,400	(51,570)
Linde PLC	UBS AG	4,700	11/02/21	EUR	272.49	EUR	1,204	(2,343)
RWE AG	Morgan Stanley & Co. International PLC	85,700	11/02/21	EUR	33.52	EUR	2,618	(13,029)
EDP Renovaveis SA	Morgan Stanley & Co. International PLC	34,500	11/10/21	EUR	21.67	EUR	739	(32,689)
Enel SpA	Goldman Sachs International	343,900	11/10/21	EUR	7.03	EUR	2,287	(29,419)
National Grid PLC	Goldman Sachs International	195,600	11/10/21	GBP	9.03	GBP	1,730	(44,290)
Sika AG	Morgan Stanley & Co. International PLC	2,600	11/10/21	CHF	303.24	CHF	772	(18,227)
Xinjiang Goldwind Science And Technology Ltd.	Morgan Stanley & Co. International PLC	396,000	11/10/21	HKD	18.76	HKD	6,494	(31,130)
Hexagon AB, B Shares.	UBS AG	55,100	11/11/21	SEK	137.93	SEK	7,491	(21,362)
Vinci SA	Goldman Sachs International	18,100	11/11/21	EUR	91.97	EUR	1,632	(44,710)
Neoenergia SA	Citibank N.A.	249,000	11/16/21	USD	15.62	USD	3,812	(15,617)

								$(839,676)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products	$25,960,468	$9,387,904	$—	$35,348,372
Chemicals	—	21,781,232	—	21,781,232
Commercial Services & Supplies	24,940,845	—	—	24,940,845
Construction & Engineering	7,604,314	13,801,967	—	21,406,281
Electric Utilities	98,579,588	38,500,559	—	137,080,147

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electrical Equipment	$25,495,441	$23,430,552	$—	$48,925,993
Electronic Equipment, Instruments & Components	3,961,954	7,572,145	—	11,534,099
Independent Power and Renewable Electricity Producers	22,757,883	17,751,425	—	40,509,308
Machinery	8,186,584	12,732,064	—	20,918,648
Multi-Utilities	50,661,085	27,417,522	—	78,078,607
Oil, Gas & Consumable Fuels	41,238,410	—	—	41,238,410
Semiconductors & Semiconductor Equipment	15,546,020	4,905,735	—	20,451,755
Short-Term Securities
Money Market Funds	7,976,573	—	—	7,976,573

	$332,909,165	$177,281,105	$—	$510,190,270

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(825,268)	$(1,003,972)	$—	$(1,829,240)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

LP	Limited Partnership

5